Consolidated Balance Sheet - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 2,042,838	$ 414,885	$ 7,406
Accounts receivable - net	298,758	265,738	1,288,258
Lease receivable asset	217,584	217,584	217,584
Inventory	727,905	557,820	630,204
Total Current Assets	3,287,085	1,456,027	2,143,452
Property and Equipment - Net	43,224	53,432	74,467
Goodwill	747,976	747,976	747,976
Long-term financing receivables - net	752,500	752,500
License	354,322	354,322	354,322
Patents	121,507	127,445	139,322
Right of use asset - long term	506,025	606,569	822,284
Other Assets	25,401	25,400	25,400
Total Non Current assets	2,550,955	2,667,644	2,163,771
Total Assets	5,838,040	4,123,671	4,307,223
Current Liabilities:
Bank Overdraft			1,480
Accounts payable	1,222,027	1,544,544	1,587,989
Accrued Expenses	138,877	503,595	503,849
Customer Deposits	112,730	82,730	309,230
Warranty Liability	100,000	100,000	100,000
Deferred Revenue	33,000	33,000	47,750
Derivative Liability	263,433	2,008,802	320,794
Facility Lease Liability - current	208,652	249,132	201,297
Line of Credit	1,232,293	1,680,350	1,617,086
Notes payable - GE	2,470,116	2,442,154	2,386,234
Convertible Notes Payable (net of discount of $170,438 and $80,647 respectively)	284,545	541,426	373,249
Related Party Notes Payable	600,075	600,075	1,480,183
Total Current Liabilities	6,665,748	9,785,809	8,929,141
Long-Term Debt:
Notes payable - PPL	201,471	110,700
Related Party Notes Payable (net of discount of $0 and $29,227 Respectively	1,049,987	1,092,622
Facility Lease Liability - long term	315,628	373,112	630,560
Net Long-Term Debt	1,567,086	1,576,434	630,560
Total Liabilities	8,232,834	11,362,243	9,559,701
Commitments and contingencies
Stockholders’ (Deficit)
Preferred D stock, stated value $100 per share; 20,000 shares authorized; 7,500 shares and 7,500 shares issued and 4,500 and 6,500 outstanding as of December 31, 2020 and December 31, 2019, respectively		450,000	650,000
Common stock, $.001 par value; 2,000,000,000 shares authorized; 821,169,656 and 753,907,656 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	921,650	821,171	753,909
Shares to be issued		61,179
Additional paid-in capital	13,498,310	9,080,560	7,559,331
Accumulated deficit	(16,814,754)	(17,651,482)	(14,215,718)
Total Stockholders’ (Deficit)	(2,394,794)	(7,238,572)	(5,252,478)
Total Liabilities and Stockholders’ Deficit	$ 5,838,040	$ 4,123,671	$ 4,307,223